TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	€ 7,165,000	€ 5,862,000	€ 1,646,000
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Total	3,303	1,337,000
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total	2,096,000	2,139,000	1,584,000
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total	810,000	1,734,000
Gibraltar, Pounds
IfrsStatementLineItems [Line Items]
Total	206,000		3,000
P A N [Member]
IfrsStatementLineItems [Line Items]
Total	297,000
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Total	242,000	150,000	59,000
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Total	211,000	290,000
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total		€ 212,000